Intangible Assets, Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets
Balance at beginning of period	$ 625
Balance at end of period	899	$ 625
Licences [member]
Intangible Assets
Balance at beginning of period	625
Balance at end of period	899	625
Cost | Licences [member]
Intangible Assets
Balance at beginning of period	625	5,067
Additions	275	400
Deconsolidation of subsidiary		(4,842)
Balance at end of period	$ 900	$ 625